Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies [Abstract]
Schedule of derivative liabilities under the fair value hierarchy

		June 30, 2014

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	3,329,367

		December 31, 2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	4,402,306

		December 31, 2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000